THIRD QUARTER REPORT

September 30, 2002

Morgan Stanley Emerging Markets Debt Fund, Inc.

DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Thomas P. Gerrity
DIRECTOR

Gerard E. Jones
DIRECTOR

Joseph J. Kearns
DIRECTOR

Vincent R. McLean
DIRECTOR

C. Oscar Morong, Jr.
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Michael Nugent
DIRECTOR

Fergus Reid
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Lorraine Truten
VICE PRESIDENT

James W. Garrett
TREASURER

Mary E. Mullin
SECRETARY

Belinda A. Brady
ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

STOCKHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10030
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITOR
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116


For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

(C) 2002 Morgan Stanley

[MORGAN STANLEY LOGO]

Morgan Stanley
Emerging Markets Debt Fund, Inc.

Morgan Stanley
Investment Management Inc.
Investment Adviser

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

OVERVIEW

LETTER TO STOCKHOLDERS

For the nine months ended September 30, 2002, the Morgan Stanley Emerging Markets Debt Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -1.01% compared to 0.53% for the J.P. Morgan Emerging Markets Bond Global Index (the "Index"). On September 30, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $6.86, representing a 10.2% discount to the Fund's net asset value per share.

MARKET REVIEW

These have not been the easiest of times for emerging markets. During the spring, a left leaning presidential candidate in Brazil unsettled the markets. During the early summer, a pause in global economic activity and corporate accounting scandals rattled investor's confidence in all financial markets. During the third quarter, the intensification of spring and summer volatility and the acknowledgement that capital flows would not be forthcoming for Latin America caused emerging debt prices to fall further. Against this backdrop, the Index dropped 0.38% in the third quarter, bringing its year-to-date total return to +0.53%. In comparison, the Fund returned -1.97% during the quarter and -1.01% for the nine months ending September 30, 2002. All things considered, emerging markets debt (EMD) has performed well relative to other risky asset classes. This can be attributed to its high coupon income, which has offset the capital losses associated with events in Brazil and increased risk aversion.

During the last quarter, an underweight in higher quality Asian credits detracted from relative performance. The relatively higher credit quality countries in Asia outperformed the market, as lower quality Latin American countries led the market down. In addition, the higher rated Asian credits tend to be more correlated with movements in the U.S. treasury market, which continued its year long rally in the quarter. Finally, an underweight to Turkey, an overweight to Mexico and a shorter than benchmark interest rate position all detracted from relative performance. On the positive side, an underweight in Ecuador and overweights in Argentina and Panama all contributed to relative performance in the last month. The Ecuador sub-index returned -10.03% in September as the country failed to meet the pre-conditions required to obtain financing from the International Monetary Fund before its October 20th presidential elections. Within Brazil, we maintain a position that is less default sensitive and more liquid than the Index. This served the Fund well in July and September when the market sold off, but hurt performance in the short-lived rally that occurred in August.

Our overall risk posture is currently close to the Index. Our main overweight allocations are in countries such as Mexico, Colombia, Morocco, Qatar and Panama where we see good relative value. We are continuing our underweight positions in most of the Asian credits along with Turkey, Nigeria, Lebanon and Poland.

MARKET OUTLOOK

The most important factor driving EMD performance in the months to come will be the relative improvement, or lack there of, in global economic conditions. Some of this uncertainty will be clarified over the course of the next few weeks as investors digest early fourth quarter economic indicators in the developed world. Whether the internal conditions improve in most emerging market countries will also be determined over the next few weeks and months as emerging market policy makers continue to adjust to the difficult realities of a more hostile external environment and as the electoral cycle winds down. Change in the direction of economic policies has and will continue to be quite positive in some emerging market countries. Many have already begun the adjustment process by lowering spending, allowing their currencies to depreciate and advancing structural reforms. However, other emerging market countries have found it too politically difficult to adjust and hope to be bailed out by improvements in the global economic backdrop. EMD spreads have widened considerably during the last few months as valuations have adjusted to reflect the difficult external environment described above. If external conditions improve, the rising tide of stronger economic growth should provide the basis for better performance from most emerging market bonds over the next few months. However, if external conditions remain hostile, we expect that only the countries which adjust will be rewarded by the markets. We continue to see value in the bonds of countries with the economic flexibility and political capacity to navigate through these difficult times.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison

President and Director                                          October 2002

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

September 30, 2002

INVESTMENT SUMMARY

HISTORICAL INFORMATION (UNAUDITED)

                                                                   TOTAL RETURN (%)
---------------------------------------------------------------------------------------------------------------
                                  MARKET VALUE(1)             NET ASSET VALUE(2)               INDEX(3)
---------------------------------------------------------------------------------------------------------------
                             CUMULATIVE         AVERAGE                     AVERAGE                    AVERAGE
                                                 ANNUAL     CUMULATIVE       ANNUAL      CUMULATIVE     ANNUAL
---------------------------------------------------------------------------------------------------------------
Year-to-Date                      (0.91)%            --         (1.01)%       --              0.53%        --
One Year                            8.99          8.99%          7.68       7.68%              0.48     0.48%
Five Year                           3.59           0.71          8.00       1.55             22.25      4.10
Since Inception*                  143.74          10.18        171.46      11.47            137.38      9.86

Past performance is not predictive of future performance.


[CHART]

RETURNS AND PER SHARE INFORMATION

                                                                                                                    NINE MONTHS
                                                                                                                          ENDED
                                    YEAR ENDED DECEMBER 31,                                                       SEPTEMBER 30,
-------------------------------------------------------------------------------------------------------------------------------
                               1993*      1994       1995      1996      1997     1998     1999     2000     2001        2002
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share     $18.96    $ 12.23     $12.40    $17.31   $15.21   $  7.01  $  8.36   $ 8.22    $ 8.25      $ 7.64
Market Value Per Share        $18.13    $ 11.38     $12.50    $15.13   $15.38   $  7.19  $  6.81   $ 6.88    $ 7.40      $ 6.86
Premium/(Discount)              (4.4)%     (7.0)%      0.8%    (12.6)%    1.1%      2.6%   (18.5)%  (16.3)%   (10.3)%     (10.2)%
Income Dividends              $ 0.16    $  1.49     $ 1.72    $ 1.08   $ 1.27   $  1.41  $  1.01   $ 1.08    $ 0.85      $ 0.51
Capital Gains Distributions       --    $  0.41         --        --   $ 3.44   $  2.94       --       --      --          --
Fund Total Return(2)           35.96%    (25.95)%    26.85%+   50.98%    21.71%  (33.00)%  36.58%   13.50%   12.50%      (1.01)%
Index Total Return(3)          18.67%    (18.35)%    26.38%    35.23%    11.95%  (11.54)%  24.18%   14.41%    1.36%       0.53%

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The J.P. Morgan Emerging Markets Bond Global Index (the "Index") tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. The Index includes coverage of 27 emerging market countries. Since the Index was not available prior to January 1, 1994, the performance of the J.P. Morgan Emerging Markets Bond Index is shown for the period July 23, 1993 to December 31, 1993, and used for purposes of computing cumulative performance of the benchmark index for that period.

*   The Fund commenced operations on July 23, 1993.

+ This return does not include the effect of the rights issued in connection with the rights offering.

     FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY. IN ADDITION, INVESTING IN EMERGING MARKETS MAY INVOLVE A RELATIVELY HIGHER DEGREE OF VOLATILITY.

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

September 30, 2002 (Unaudited)
PORTFOLIO SUMMARY

[CHART]

ALLOCATION OF TOTAL INVESTMENTS*


Short-Term Investments   0.3%
Debt Securities         99.7%

[CHART]

COUNTRY WEIGHTINGS*

Mexico    22.0%
Brazil    16.4%
Russia    16.4%
Venezuela  6.5%
Malaysia   5.0%
Other     33.7%

TEN LARGEST HOLDINGS**


                                                                                        PERCENT OF TOTAL
                                                                                             INVESTMENTS
--------------------------------------------------------------------------------------------------------
1.     United Mexican States, "A"
       9.875%, 2/1/10 (Mexico)                                                                      7.5%

2.     Russian Federation
       12.75%, 6/24/28 (Russia)                                                                      6.3

3.     Federative Republic of Brazil Bond, "C"
       8.00%, 4/15/14 (Brazil)                                                                       5.4

4.     Government of Malaysia 7.50%, 7/15/11 (Malaysia)                                              5.0

5.     United Mexican States MTN
       8.30%, 8/15/31 (Mexico)                                                                       5.0

                                                                                        PERCENT OF TOTAL
                                                                                             INVESTMENTS
--------------------------------------------------------------------------------------------------------
6.      Federative Republic of Brazil Bond "Z-L" 3.063%, 4/15/24                                    3.5%
        (Brazil)

7.      Republic of Venezuela 9.25%, 9/15/27 (Venezuela)                                             3.2

8.      Russian Federation 10.00%, 6/26/07 (Russia)                                                  3.2

9.      Federative Republic of Brazil Global Bond 8.875%, 4/15/24                                    3.2
        (Brazil)

10.     United Mexican States 11.375%, 9/15/16 (Mexico)                                              3.2
                                                                                                  -----
                                                                                                   45.5%
                                                                                                   =====

 *   Percent of Total Investments
 **  Excludes Short-Term Investments

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)
Statement of Net Assets
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                                         FACE
                                                                       AMOUNT                     VALUE
                                                                        (000)                     (000)
-------------------------------------------------------------------------------------------------------
DEBT INSTRUMENTS (99.7%)
-------------------------------------------------------------------------------------------------------
ALGERIA (0.8%)
SOVEREIGN (0.8%)
  Algerian Loan Agreement Tranche 1
    7.188%, 3/31/10                                                $    1,449                $    1,334
-------------------------------------------------------------------------------------------------------
ARGENTINA (3.1%)
SOVEREIGN (3.1%)
  Republic of Argentina
    11.375%, 3/15/10                                                    8,020                     1,604
    11.75%, 4/7/09                                                      4,340                       911
    11.75%, 6/15/15                                                     2,010                       422
  Republic of Argentina Par Bond, "L-GP"
    6.00%, 3/31/23                                                      5,470                     2,462
-------------------------------------------------------------------------------------------------------
                                                                                                  5,399
-------------------------------------------------------------------------------------------------------
BRAZIL (16.4%)
SOVEREIGN (16.4%)
  Federative Republic of Brazil Bond, "C" PIK
    8.00%, 4/15/14                                                     19,241                     9,284
  Federative Republic of Brazil Bond, "L"
    3.125%, 4/15/09                                                     4,587                     2,385
  Federative Republic of Brazil Bond, "Z-L"
    3.063%, 4/15/24                                                    11,200                     6,104
  Federative Republic of Brazil Debt Conversion Bond, "L"
    3.125%, 4/15/12                                                    11,790                     4,642
  Federative Republic of Brazil Global Bond
    8.875%, 4/15/24                                                    13,910                     5,564
    12.25%, 3/6/30                                                        860                       402
-------------------------------------------------------------------------------------------------------
                                                                                                 28,381
-------------------------------------------------------------------------------------------------------
BULGARIA (1.5%)
SOVEREIGN (1.5%)
  Republic of Bulgaria
    8.25%, 1/15/15                                                      1,699                     1,738
  Republic of Bulgaria Front-Loaded Interest Reduction Bond, "A"
    2.688%, 7/28/12                                                       971                       877
-------------------------------------------------------------------------------------------------------
                                                                                                  2,615
-------------------------------------------------------------------------------------------------------
COLOMBIA (4.1%)
SOVEREIGN (4.1%)
  Republic of Colombia
    10.00%, 1/23/12                                                     4,190                     3,352
    10.50%, 7/9/10                                                      4,550                     3,742
-------------------------------------------------------------------------------------------------------
                                                                                                  7,094
-------------------------------------------------------------------------------------------------------
CROATIA (0.8%)
SOVEREIGN (0.8%)
  Croatia Government International Bond, "A"
    2.688%, 7/31/10                                                     1,309                     1,299
-------------------------------------------------------------------------------------------------------


                                                                         FACE
                                                                       AMOUNT                     VALUE
                                                                        (000)                     (000)
-------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC (0.6%)
SOVEREIGN (0.6%)
  Dominican Republic Bond
    9.50%, 9/27/06                                                 $   1,050    $                1,102
-------------------------------------------------------------------------------------------------------
INDIA (0.0%)
CORPORATE (0.0%)
  Surashtra Cement and Chemical Ltd.
    19.00%                                                       INR 30,000 (a,d)                   --@
-------------------------------------------------------------------------------------------------------
INDONESIA (1.6%)
CORPORATE (1.6%)
  Pindo Deli Finance (Mauritius)
    10.75%, 10/1/07                                                $  4,500 (a)                   1,057
  Tjiwi Kimia Finance Mauritius Ltd.
    10.00%, 8/1/04                                                    1,280 (a)                     346
  Tjiwi Kimia International Global Bond
    13.25%                                                            4,990 (a)                   1,285
-------------------------------------------------------------------------------------------------------
                                                                                                  2,688
-------------------------------------------------------------------------------------------------------
IVORY COAST (0.9%)
SOVEREIGN (0.9%)
  Republic of Ivory Coast Bond
    2.00%, 3/29/18                                                     4,525                        814
  Republic of Ivory Coast Front-Loaded Interest Reduction Bond
    2.00%, 3/29/18                                                     3,677                        699
-------------------------------------------------------------------------------------------------------
                                                                                                  1,513
-------------------------------------------------------------------------------------------------------
MALAYSIA (5.0%)
SOVEREIGN (5.0%)
  Government of Malaysia
    7.50%, 7/15/11                                                     7,495                      8,674
-------------------------------------------------------------------------------------------------------
MEXICO (21.9%)
CORPORATE (5.0%)
  Grupo Iusacell SA de CV
    14.25%, 12/1/06                                                      495                        178
  Pemex Master Trust
    8.625%, 2/1/22                                                     1,720                      1,647
  Pemex Project Funding Master Trust
    9.125%, 10/13/10                                                   3,800                      4,062
  Petroleos Mexicanos
    9.50%, 9/15/27                                                     2,700                      2,781
-------------------------------------------------------------------------------------------------------
                                                                                                  8,668
-------------------------------------------------------------------------------------------------------
SOVEREIGN (16.9%)
  United Mexican States
    10.375%, 2/17/09                                                  1,740                       2,018
    11.375%, 9/15/16                                                  4,510                       5,547
  United Mexican States MTN
    8.30%, 8/15/31                                                    8,840                       8,623


MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)


                                                                         FACE
                                                                       AMOUNT                     VALUE
                                                                        (000)                     (000)
-------------------------------------------------------------------------------------------------------
MEXICO (CONT'D)
SOVEREIGN (CONT'D)
  United Mexican States, "A"
    9.875%, 2/1/10                                                 $       11,430             $  12,973
-------------------------------------------------------------------------------------------------------
                                                                                                 29,161
-------------------------------------------------------------------------------------------------------
                                                                                                 37,829
-------------------------------------------------------------------------------------------------------
MOROCCO (2.5%)
SOVEREIGN (2.5%)
  Kingdom of Morocco, "A"
    2.563%, 1/2/09                                                           4,883                4,297
-------------------------------------------------------------------------------------------------------
NIGERIA (0.7%)
SOVEREIGN (0.7%)
  Central Bank of Nigeria Par Bond
    6.25%, 11/15/20                                                          2,000                1,196
-------------------------------------------------------------------------------------------------------
PANAMA (2.9%)
SOVEREIGN (2.9%)
  Republic of Panama
    9.375%, 7/23/12                                                          2,050                1,999
    9.375%, 4/1/29                                                           1,000                1,020
    9.625%, 2/8/11                                                           1,250                1,237
Republic of Panama, PDI PIK
    2.75%, 7/17/16                                                           1,031                  727
-------------------------------------------------------------------------------------------------------
                                                                                                  4,983
-------------------------------------------------------------------------------------------------------
PERU (1.4%)
SOVEREIGN (1.4%)
  Republic of Peru Front-Loaded Interest Reduction Bond
    4.00%, 3/7/17                                                            4,040                2,440
-------------------------------------------------------------------------------------------------------
PHILIPPINES (3.2%)
SOVEREIGN (3.2%)
  Republic of Philippines
    8.375%, 3/12/09                                                          2,510                2,532
    9.375%, 1/18/17                                                          2,980                3,043
-------------------------------------------------------------------------------------------------------
                                                                                                  5,575
-------------------------------------------------------------------------------------------------------
POLAND (1.1%)
CORPORATE (0.1%)
  Netia Holdings II BV
    13.125%, 6/15/09                                                         1,400 (a)              238
-------------------------------------------------------------------------------------------------------
SOVEREIGN (1.0%)
  Republic of Poland
    3.75%, 10/27/24                                                          1,980                1,629
-------------------------------------------------------------------------------------------------------
                                                                                                  1,867
-------------------------------------------------------------------------------------------------------
QATAR (0.9%)
SOVEREIGN (0.9%)
  State of Qatar
    9.75%, 6/15/30                                                           1,260                1,556
-------------------------------------------------------------------------------------------------------


                                                                         FACE
                                                                       AMOUNT                     VALUE
                                                                        (000)                     (000)
-------------------------------------------------------------------------------------------------------
RUSSIA (16.4%)
SOVEREIGN (16.4%)
  Russian Federation
    5.00%, 3/31/30                                                 $    5,184               $     3,649
    10.00%, 6/26/07                                                     5,180                     5,602
    12.75%, 6/24/28                                                     9,000                    10,941
    (Sojuzzdravexport) FTO, NPL                                         7,601 (a)                 5,848
    (Tesker Insatt) FTO, NPL                                            2,192 (a)                 1,759
    (Unex) FTO, NPL                                                       614 (a)                   478
-------------------------------------------------------------------------------------------------------
                                                                                                 28,277
-------------------------------------------------------------------------------------------------------
SOUTH AFRICA (1.6%)
SOVEREIGN (1.6%)
  Republic of South Africa
    7.375%, 4/25/12                                                     2,560                     2,688
-------------------------------------------------------------------------------------------------------
SOUTH KOREA (4.1%)
CORPORATE (3.4%)
  Korea Electric Power Corp.
    6.375%, 12/1/03                                                     3,510                     3,676
    7.75%, 4/1/13                                                       1,850                     2,229
-------------------------------------------------------------------------------------------------------
                                                                                                  5,905
-------------------------------------------------------------------------------------------------------
SOVEREIGN (0.7%)
  Republic of South Korea
     8.875%, 4/15/08                                                      950                     1,193
-------------------------------------------------------------------------------------------------------
                                                                                                  7,098
-------------------------------------------------------------------------------------------------------
TUNISIA (0.4%)
SOVEREIGN (0.4%)
  Central Bank of Tunisia
     7.375%, 4/25/12                                                      750                       750
-------------------------------------------------------------------------------------------------------
TURKEY (0.9%)
SOVEREIGN (0.9%)
  Republic of Turkey
    12.375%, 6/15/09                                                    1,580                     1,477
-------------------------------------------------------------------------------------------------------
UKRAINE (0.4%)
SOVEREIGN (0.4%)
  Ukraine Government
    11.00%, 3/15/07                                                       680                       708
-------------------------------------------------------------------------------------------------------
VENEZUELA (6.5%)
SOVEREIGN (6.5%)
  Republic of Venezuela
     9.25%, 9/15/27                                                     8,460                     5,606
  Republic of Venezuela Debt Conversion Bond, "DL"
     2.875%, 12/18/07                                                   4,976                     3,769

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)


                                                                         FACE
                                                                       AMOUNT                     VALUE
                                                                        (000)                     (000)
-------------------------------------------------------------------------------------------------------
VENEZUELA (CONT'D)
SOVEREIGN (CONT'D)
  Republic of Venezuela Par Bond
    6.75%, 3/31/20                                          $           2,270                  $  1,816
-------------------------------------------------------------------------------------------------------
                                                                                                 11,191
-------------------------------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
  (Cost $185,301)                                                                               172,031
-------------------------------------------------------------------------------------------------------

                                                                             NO. OF
                                                                             RIGHTS
-------------------------------------------------------------------------------------------------------
RIGHTS (0.1%)
-------------------------------------------------------------------------------------------------------
MEXICO (0.1%)
  United Mexican States Value Recovery Rights, 6/30/03
    (Cost $--@)                                                    41,421,000 (b)                   103
-------------------------------------------------------------------------------------------------------

                                                                             NO. OF
                                                                           WARRANTS
-------------------------------------------------------------------------------------------------------
WARRANTS (0.0%)
-------------------------------------------------------------------------------------------------------
COLOMBIA (0.0%)
  Occidente y Caribe Celular, expiring 3/15/04                         69,200 (b)                      1
-------------------------------------------------------------------------------------------------------
NIGERIA (0.0%)
  Central Bank of Nigeria, expiring 11/15/20                            7,750 (b)                    --@
-------------------------------------------------------------------------------------------------------
VENEZUELA (0.0%)
  Republic of Venezuela, expiring 4/15/20                              11,350 (b)                    --@
-------------------------------------------------------------------------------------------------------
TOTAL WARRANTS
  (Cost $44)                                                                                          1
-------------------------------------------------------------------------------------------------------
                                                                         FACE
                                                                       AMOUNT
                                                                        (000)
-------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.2%)
UNITED STATES (0.2%)
REPURCHASE AGREEMENT (0.2%)
  J.P. Morgan Securities Inc., 1.87%, dated 9/30/02,
     due 10/1/02 (Cost $415)                                        $     415 (c)                   415
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $185,760)                                                                               172,550
-------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------
  Other Assets                                                          4,369
  Liabilities                                                          (8,573)                   (4,204)
-------------------------------------------------------------------------------------------------------
NET ASSETS
  Applicable to 22,046,681 issued and outstanding $ 0.01 par value shares
    (100,000,000 shares authorized)                                                            $168,346
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                      $   7.64
-------------------------------------------------------------------------------------------------------

(a)--Security is in default.

(b)--Non-income producing.

(c)--The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

(d)--Investment valued at fair value. At September 30, 2002, the Fund held fair-valued securities, representing less than 0.01% of net assets.

@--Value is less than $500.

FTO--Foreign Trade Obligation.

INR--Indian Rupee.

MTN--Medium Term Note.

NPL--Non-Performing Loan.

PDI--Past Due Interest.

PIK--Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.